UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended March 31, 2012


Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:       Oskie Capital Management, LLC

Address:    10 East 53rd Street
            31st Floor
            New York, New York  10022


13F File Number: 028-14731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Fazzari
Title:   Chief Financial Officer
Phone:   (646) 470-7279


Signature, Place and Date of Signing:


/s/ Michael Fazzari             New York, New York             May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   69

Form 13F Information Table Value Total:  $342,632
                                        (thousands)


List of Other Included Managers:


No.              Form 13F File Number              Name
---              --------------------              ----
None.

                                                     FORM 13F INFORMATION TABLE
                                                   Oskie Capital Management, LLC
                                                           March 31, 2012

COLUMN 1                         COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------                --------------    --------- -------- ---------------------  ----------  -------- ---------------------
                                                           VALUE     SHS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT    PRN  CALL  DISCRETION    MGRS     SOLE    SHARED NONE
--------------                --------------    --------- -------- ---------   ---  ----  ----------  -------- --------- ------ ----
ACCURIDE CORP NEW             COM NEW           00439T206  12,372  1,423,756   SH            SOLE       NONE   1,423,756
AMERICAN INTL GROUP INC       COM NEW           026874784   1,850     60,000        CALL     SOLE       NONE      60,000
ARMSTRONG WORLD INDS INC NEW  COM               04247X102   1,946     39,901   SH            SOLE       NONE      39,901
ARMSTRONG WORLD INDS INC NEW  COM               04247X102   2,190     44,900        CALL     SOLE       NONE      44,900
BANK OF AMERICA CORPORATION   COM               060505104   1,847    193,000   SH            SOLE       NONE     193,000
BANK OF AMERICA CORPORATION   COM               060505104     957    100,000        CALL     SOLE       NONE     100,000
BANK OF AMERICA CORPORATION   COM               060505104   1,914    200,000        CALL     SOLE       NONE     200,000
BANK OF AMERICA CORPORATION   COM               060505104   2,871    300,000        CALL     SOLE       NONE     300,000
BANK OF AMERICA CORPORATION   COM               060505104   2,393    250,000        CALL     SOLE       NONE     250,000
BANK OF AMERICA CORPORATION   COM               060505104   5,072    530,000        CALL     SOLE       NONE     530,000
BANK OF AMERICA CORPORATION   *W EXP 01/16/201  060505146   1,876    403,539   SH            SOLE       NONE     403,539
BANK OF AMERICA CORPORATION   *W EXP 10/28/201  060505153     218    208,013   SH            SOLE       NONE     208,013
BARCLAYS BK PLC               IPSP CROIL ETN    06738C786   3,763    145,400   SH            SOLE       NONE     145,400
BARCLAYS BK PLC               IPSP CROIL ETN    06738C786   2,588    100,000        CALL     SOLE       NONE     100,000
BARCLAYS BK PLC               IPSP CROIL ETN    06738C786   2,588    100,000        CALL     SOLE       NONE     100,000
BARCLAYS BK PLC               IPSP CROIL ETN    06738C786   2,588    100,000        CALL     SOLE       NONE     100,000
BARCLAYS BK PLC               IPSP CROIL ETN    06738C786   5,176    200,000        CALL     SOLE       NONE     200,000
BARCLAYS BK PLC               IPSP CROIL ETN    06738C786   5,176    200,000        CALL     SOLE       NONE     200,000
BARCLAYS BK PLC               IPTH S&P VIX NEW  06740C261   2,215    132,000   SH            SOLE       NONE     132,000
BRUNSWICK CORP                COM               117043109   5,318    206,518   SH            SOLE       NONE     206,518
BRUNSWICK CORP                COM               117043109   3,090    120,000        PUT      SOLE       NONE     120,000
CANADIAN PAC RY LTD           COM               13645T100   3,843     50,600   SH            SOLE       NONE      50,600
CARROLS RESTAURANT GROUP INC  COM               14574X104   4,886    320,375   SH            SOLE       NONE     320,375
CBS CORP NEW                  CL B              124857202   3,845    113,402   SH            SOLE       NONE     113,402
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M305   4,518     71,200   SH            SOLE       NONE      71,200
CITIGROUP INC                 *W EXP 01/04/201  172967226   1,911  4,443,766   SH            SOLE       NONE   4,443,766
CITIGROUP INC                 COM NEW           172967424   7,961    217,799   SH            SOLE       NONE     217,799
COLFAX CORP                   COM               194014106     120      3,400   SH            SOLE       NONE       3,400
EXPRESS SCRIPTS INC           COM               302182100   5,906    109,000   SH            SOLE       NONE     109,000
FORD MTR CO DEL               *W EXP 01/01/201  345370134   2,552    733,474   SH            SOLE       NONE     733,474
FORD MTR CO DEL               COM PAR $0.01     345370860   2,246    180,000        CALL     SOLE       NONE     180,000
FORD MTR CO DEL               COM PAR $0.01     345370860   8,358    670,000        CALL     SOLE       NONE     670,000
FORD MTR CO DEL               COM PAR $0.01     345370860   2,495    200,000        CALL     SOLE       NONE     200,000
FORD MTR CO DEL               COM PAR $0.01     345370860   2,495    200,000        CALL     SOLE       NONE     200,000
FORD MTR CO DEL               COM PAR $0.01     345370860   3,743    300,000        CALL     SOLE       NONE     300,000
FREESCALE SEMICONDUCTOR HLDG  SHS OLD           G3727Q101   2,790    181,288   SH            SOLE       NONE     181,288
GENERAL MTRS CO               COM               37045V100   4,617    180,000        CALL     SOLE       NONE     180,000
GENERAL MTRS CO               COM               37045V100   3,848    150,000        CALL     SOLE       NONE     150,000
GENERAL MTRS CO               COM               37045V100     770     30,000        CALL     SOLE       NONE      30,000
GENERAL MTRS CO               *W EXP 07/10/201  37045V118   2,794    167,998   SH            SOLE       NONE     167,998
GENERAL MTRS CO               *W EXP 07/10/201  37045V126   1,945    173,665   SH            SOLE       NONE     173,665
GEORGIA GULF CORP             COM PAR$0.01 NEW  373200302   2,141     61,383   SH            SOLE       NONE      61,383
HARTFORD FINL SVCS GROUP INC  COM               416515104   2,298    109,000   SH            SOLE       NONE     109,000
HORNBECK OFFSHORE SVCS INC N  COM               440543106   1,171     27,854   SH            SOLE       NONE      27,854
JPMORGAN CHASE & CO           COM               46625H100   8,870    192,909   SH            SOLE       NONE     192,909
LEAR CORP                     COM NEW           521865204   4,338     93,300   SH            SOLE       NONE      93,300
LORAL SPACE & COMMUNICATNS I  COM               543881106   4,326     54,343   SH            SOLE       NONE      54,343
MEADWESTVACO CORP             COM               583334107   3,001     95,000   SH            SOLE       NONE      95,000
MEDCATH CORP                  COM               58404W109   7,999  1,017,727   SH            SOLE       NONE   1,017,727
METLIFE INC                   COM               59156R108   4,168    111,600   SH            SOLE       NONE     111,600
METLIFE INC                   COM               59156R108   5,603    150,000        CALL     SOLE       NONE     150,000
METLIFE INC                   COM               59156R108   5,603    150,000        CALL     SOLE       NONE     150,000
MGIC INVT CORP WIS            COM               552848103     297     59,800        CALL     SOLE       NONE      59,800
PROGRESSIVE CORP OHIO         COM               743315103   3,941    170,000   SH            SOLE       NONE     170,000
PROSHARES TR II               ULT DJ UBS CRUDE  74347W650     858     20,000   SH            SOLE       NONE      20,000
RENTECH INC                   COM               760112102   1,388    667,182   SH            SOLE       NONE     667,182
SIX FLAGS ENTMT CORP NEW      COM               83001A102   5,456    116,660   SH            SOLE       NONE     116,660
SPDR S&P 500 ETF TR           TR UNIT           78462F103  14,081    100,000        PUT      SOLE       NONE     100,000
SPDR S&P 500 ETF TR           TR UNIT           78462F103  14,081    100,000        PUT      SOLE       NONE     100,000
SPDR S&P 500 ETF TR           TR UNIT           78462F103  42,243    300,000        PUT      SOLE       NONE     300,000
SPDR S&P 500 ETF TR           TR UNIT           78462F103  35,203    250,000        PUT      SOLE       NONE     250,000
STATE STR CORP                COM               857477103   6,086    133,751   SH            SOLE       NONE     133,751
SUNCOKE ENERGY INC            COM               86722A103   5,619    395,455   SH            SOLE       NONE     395,455
TYSON FOODS INC               CL A              902494103   3,064    160,000        CALL     SOLE       NONE     160,000
UNITED CONTL HLDGS INC        COM               910047109   1,075     50,000        PUT      SOLE       NONE      50,000
UNITED CONTL HLDGS INC        COM               910047109   1,075     50,000        PUT      SOLE       NONE      50,000
VISTEON CORP                  COM NEW           92839U206   6,222    117,396   SH            SOLE       NONE     117,396
WABCO HLDGS INC               COM               92927K102   6,595    109,041   SH            SOLE       NONE     109,041
WELLS FARGO & CO NEW          COM               949746101   6,183    181,103   SH            SOLE       NONE     181,103




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